Basis of accounting	6 Months Ended
Jun. 30, 2023
Basis of accounting
Basis of accounting

2.Basis of accounting

(a)Statement of compliance

These unaudited consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and IAS 34 Interim Financial Reporting ("IAS 34") as issued by the International Accounting Standards Board (“IASB”). They were authorised for issue by the Company’s board of directors on 14 December 2023.

For all periods up to and including the audited financial statements for the year ended 31 December 2022 and unaudited interim financial statements for 3 months ended 31 March 2023, the Group prepared its unaudited consolidated financial statements in accordance with generally accepted accounting principles in the United States (U.S. GAAP). These unaudited consolidated financial statements for the 6 months ended 30 June 2023 are the first the Group has prepared in accordance with IFRS. The Group’s effective date of transition to IFRS is 1 January 2022. Refer to Note 28 for information on how the Group adopted IFRS.

In the opinion of management, these unaudited consolidated financial statements reflect all adjustments, which consist of normal and recurring adjustments necessary to present fairly the financial position as at 30 June 2023, 31 December 2022 and 1 January 2022 and the results of operations and cash flows for the six months ended 30 June 2023 and 2022. Operating results for the six months ended 30 June 2023 are not necessarily indicative of the results that may be expected for the full year ending 31 December 2023.

(b)Basis of measurement

These unaudited consolidated financial statements have been prepared on an accruals basis and are based on historical cost except for certain financial assets and liabilities which are measured at fair value. Historical cost is generally based on the fair values of the consideration given in exchange for assets.

All values in these unaudited consolidated financial statements are rounded to the nearest thousand, except where otherwise indicated.

(c)Functional and presentation currency

These unaudited consolidated financial statements are presented in U.S. dollars (“USD” or “$”), which is the Group’s functional currency.

(d)Going concern

These unaudited consolidated financial statements have been prepared on a going concern basis, which contemplates the continuity of normal business activities and the realisation of assets and the settlement of liabilities in the ordinary course of business.

2.Basis of accounting (continued)

As at 30 June 2023, the Group’s current liabilities exceed current assets by $137,101 thousand (31 December 2022: $17,936 thousand). The ability of the Company to continue as a going concern is dependent on a number of factors including, principally:

●	The ability of the Group to enhance the efficiencies within the mine and increase profitability;
●	The ability of the Group to achieve their operating cash flows detailed within their forecast; and
●	The ability of CMPL to produce sufficient cash inflows to fund MAL’s financing arrangements.

The Director’s believe it is appropriate to prepare the financial statements on the going concern basis through their assessment of the Group’s expected performance over the forecast period and the appropriateness of the assumptions utilized. In addition, the Director’s have considered the ability of MAL to raise funding should this be required over the next 12 months. On October 13, 2023, MAL issued 1,827,096 Ordinary Shares to investors, at a price of US$11.00 per share, for aggregate gross proceeds of approximately $20,098 thousand. In addition, MAL has mandated joint lead managers in Australia to advise on an ASX listing. These lead managers have expressed confidence in MAL’s ability to raise equity in connection with the ASX listing.

Therefore, the Directors continue to adopt the going concern basis of accounting in preparing these financial statements.